FAIR VALUE MEASUREMENTS - Roll-forward of the fair value of the warrant liability (Details) - USD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
FAIR VALUE MEASUREMENTS
Fair value, beginning balance	$ 43,147,500	$ 43,147,500
Change in fair value	0	(17,520,500)
Fair value, ending balance	$ 43,147,500	$ 25,627,000